Balance sheet Components - Schedule of Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other non-current assets	$ 70,321	$ 262
Contractual Agreement Assets [Member]
Other non-current assets	59,611	0
Long Term Prepaid Insurance [Member]
Other non-current assets	10,511	0
Other Non-current Assets
Other non-current assets	$ 199	$ 262